EMPLOYEE BENEFITS - NONQUALIFIED UNFUNDED RETIREMENT PLANS (Details) - The Bank - Nonqualified unfunded retirement plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nonqualified unfunded retirement plans
Liability for plans	$ 308	$ 308
Plan expenses	0	14
Payments made from plan	$ 0	$ 0